PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Administrative Class Prospectus
dated May 1, 2007

Disclosure Related to the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged)

        Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged) (the "Portfolios").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolios in the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Foreign Bond (U.S. Dollar-Hedged)		2/08
Global Bond (Unhedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Advisor Class and Class M Prospectus
dated May 1, 2007

Disclosure Related to the Foreign Bond Portfolio (Unhedged) and Global Bond Portfolio (Unhedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Portfolio (Unhedged) and Global Bond Portfolio (Unhedged) (the "Portfolios").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolios in the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Global Bond (Unhedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Institutional Class Prospectus
dated May 1, 2007

Disclosure Related to the Foreign Bond Portfolio (U.S. Dollar-Hedged) and
Global Bond Portfolio (Unhedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged) (the "Portfolios").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolios in the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (U.S. Dollar-Hedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.
Global Bond (Unhedged)		2/08

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Administrative Class Prospectus for the Foreign Bond Portfolio (U.S. Dollar-Hedged)
dated May 1, 2007

Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolio in the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Foreign Bond (U.S. Dollar-Hedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Administrative Class Prospectus for the Global Bond Portfolio (Unhedged)
dated May 1, 2007

Disclosure Related to the Global Bond Portfolio (Unhedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Global Bond Portfolio (Unhedged) (the "Portfolio").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolio in the table in the "Management of the Portfolio-Individual Portfolio Manager" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Global Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Institutional Class Prospectus for the Real Return Portfolio,
Global Bond Portfolio (Unhedged) and All Asset Portfolio
dated May 1, 2007

Disclosure Related to the Global Bond Portfolio (Unhedged)

Effective immediately, Scott A. Mather is the portfolio manager of the Global Bond Portfolio (Unhedged) (the "Portfolio").

        Therefore, effective immediately, all references to the portfolio manager of the Portfolio in the table in the "Management of the Portfolios-Individual Portfolio Managers" section of the Prospectus are deleted, and are replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Global Bond (Unhedged)	Scott A. Mather	2/08	Managing Director, PIMCO. He is a member of PIMCO's Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated February 29, 2008 to the
Statement of Additional Information
dated May 1, 2007

Disclosure Related to the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged)

        Effective immediately, Scott A. Mather is the portfolio manager of the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged) (the "Portfolios").

        Therefore, effective immediately, the sections of the table on page 73, including footnotes 2 and 7 thereto, in the subsection titled "Portfolio Managers-Other Accounts Managed," providing information with respect to management of other accounts by the portfolio managers of the Portfolios is deleted, and is replaced by the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Mather[7]
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	2	$9	0	N/A
Other Accounts	5	$1,433	3	$1,007

7

Mr. Mather manages the following Portfolios (each Portfolio's approximate total assets under management, as of December 31, 2007, is in parenthesis next to its name): the Foreign Bond Portfolio (U.S. Dollar-Hedged) ($69 million), Global Bond Portfolio (Unhedged) ($241 million) and Foreign Bond Portfolio (Unhedged) which is not yet operational. Information pertaining to registered investment companies, other pooled investment vehicles and other accounts managed by Mr. Mather is as of October 31, 2007.

In addition, in the paragraph immediately preceding the above table, the following sentence is added to the end of the paragraph to clarify that the information relating to Mr. Mather is as of October 31, 2007:

Information pertaining to accounts managed by Mr. Mather is as of October 31, 2007.

        Also, effective immediately, the sections of the table on page 78 in the subsection titled "Portfolio Managers-Securities Ownership," providing information with respect to ownership of portfolio securities by the portfolio managers of the Portfolios is deleted, and is replaced by the following:

Mather[3]	Foreign Bond (Unhedged)* Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged)	N/A None None

3 As of February 29, 2008, Mr. Scott A. Mather manages the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged). As of December 31, 2007, Mr. Mather did not own any shares in the Foreign Bond Portfolio (Unhedged), Foreign Bond Portfolio (U.S. Dollar-Hedged) and Global Bond Portfolio (Unhedged).

Investors Should Retain This Supplement For Future Reference